Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Segment Information	The segment information for the years ended December 31, 2020, 2019 and 2018.

	2020
	Revenue		Depreciation Amortization		Operating profit(*2)
	(In millions of Korean won)
Online	~~W~~	107,949	~~W~~	1,609	~~W~~	45,115
Mobile		336,326		1,823		42,493
Others		22,333		1,488		510
Sub total		466,608		4,920		88,118
Inter-segment eliminations(*1)		(60,655)		—		250
Total	~~W~~	405,953	~~W~~	4,920	~~W~~	88,368

	2019
	Revenue		Depreciation Amortization		Operating profit(*2)
		(In millions of Korean won)
Online	~~W~~	48,182	~~W~~	1,401	~~W~~	7,754
Mobile		346,878		1,145		38,655
Others		19,352		1,107		562
Sub total		414,412		3,653		46,971
Inter-segment eliminations(*1)		(53,445)		—		1,692
Total	~~W~~	360,967	~~W~~	3,653	~~W~~	48,663

	2018
	Revenue		Depreciation Amortization		Operating profit(*2)
		(In millions of Korean won)
Online	~~W~~	41,288	~~W~~	238	~~W~~	4,286
Mobile		257,364		473		24,795
Others		9,526		715		1,086
Sub total		308,178		1,426		30,167
Inter-segment eliminations(*1)		(21,408)		(12)		3,201
Total	~~W~~	286,770	~~W~~	1,414	~~W~~	33,368

(* 1) The Group reflects inter-segment eliminations as adjustments.

(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.

Summary Revenue from External Customers by Country

(2) Revenue from external customers by country for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
		(In millions of Korean won)
Korea	~~W~~	109,895	~~W~~	45,273	~~W~~	80,814
Taiwan		100,049		52,118		98,210
Japan		22,500		28,469		9,767
The United States of America		20,659		55,062		10,572
Thailand		59,086		62,043		43,846
The Philippines		23,690		30,951		15,539
Indonesia		12,729		22,355		9,359
Other		57,345		64,696		18,663
Total	~~W~~	405,953	~~W~~	360,967	~~W~~	286,770

(*) Revenue was attributed to the country based on the customer’s location.

Summary of Non-Current Assets by Geographical Regions

Non-Current assets by geographical regions as of December 31, 2020, 2019 and 2018 are as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	(In millions of Korean won)
Domestic	~~W~~	7,612	~~W~~	5,732	~~W~~	3,054
Overseas		5,481		4,170		1,045
Total	~~W~~	13,093	~~W~~	9,902	~~W~~	4,099

(*) The amounts are exclusive of financial assets and deferred tax assets.

(3) No individual external customers accounted for more than 10% of consolidated revenue for the years ended December 31, 2020, 2019 and 2018.